Warrants (as restated) (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Warrants (as restated)
9. Warrants

Public Warrants

As of March 31, 2021 and December 31, 2020, the Company had 18,479,664 and 20,273,567 shares of public warrants outstanding, respectively.

Private Placement Warrants

As of each of March 31, 2021 and December 31, 2020, the Company had 2,700,000 shares of private placement warrants outstanding.

Exercise of Warrants

During the three months ended March 31, 2021, 1,793,903 shares of public warrants were exercised, resulting in $20.6 million in proceeds.

11. Warrants (as restated)

Public Warrants

Each public warrant entitles the registered holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A warrant holder may exercise its warrants only for a whole number of shares of Class A common stock. This means that only a whole warrant may be exercised at any given time by a warrant holder. The warrants will expire 5 years after the consummation of the Transaction, or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may call the warrants for redemption:

• in whole and not in part;
• at a price of $0.01 per warrant;
• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
• if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

Warrant holders do not have the rights or privileges of holders of Class A common stock and any voting rights until they exercise their warrants and receive shares of Class A common stock. After the issuance of shares of Class A common stock upon exercise of the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.

As of December 31, 2020 the Company had 20,273,567 shares of public warrants outstanding.

Private Placement Warrants

The private placement warrants (including the Class A common stock issuable upon exercise of the private placement warrants) will not be redeemable by the Company so long as they are held by CF Sponsor, Holdings or their permitted transferees. CF Sponsor, Holdings or their permitted transferees, have the option to exercise the private placement warrants on a cashless basis.

If holders of the private placement warrants elect to exercise them on a cashless basis, they would calculate the exercise price by dividing (x) the number of shares of Class A common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the average volume weighted average last reported sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent (the “fair market value”).

As of December 31, 2020 the Company had 2,700,000 shares of private placement warrants outstanding.

Exercise of Warrants

During the period from November 17, 2020 to December 31, 2020, 920,231 shares of public warrants were exercised, resulting in $10.6 million in proceeds.